PREFERRED LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of Brookfield Renewable’s preferred limited partners’ equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred Units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2019	2018	December 31, 2019	Carrying value as at	December 31, 2018
Series 5 (C$72)	2.89	5.59	April 2018	$3	$4	$49		$49
Series 7 (C$175)	7.00	5.50	January 2021	7	7	128		128
Series 9 (C$200)	8.00	5.75	July 2021	9	9	147		147
Series 11 (C$250)	10.00	5.00	April 2022	9	9	187		187
Series 13 (C$250)	10.00	5.00	April 2023	10	9	196		196
Series 15 (C$175)	7.00	5.75	April 2024	6	—	126		—
	44.89			$44	$38	$833		$707